Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2018 and 2017 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2018	2017
					(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accrued expenses and other current liabilities (Note 23)	Electricity charges – immediately upon receipt of invoice	Unsecured	518	653
	Accrued expenses and other current liabilities (Note 23)	Pole rental – 45 days upon receipt of billing	Unsecured	209	5
Meralco Industrial Engineering Services Corporation, or MIESCOR	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice	Unsecured	3	—
MPIC	Financial assets at FVOCI - net of current portion (Note 10)	Due on June 2020 and 2021 for 2018 and due on June 2019 to 2021 for 2017; non-interest-bearing	Unsecured	2,749	—
	Current portion of financial assets at fair value through other comprehensive income (Note 10)	Due on June 2019 for 2018 and due on June 2018 for 2017; non-interest-bearing	Unsecured	1,604	—
	Trade and other receivables (Note 16)	Due on June 2018 for 2017 and June 2017 for 2016; non-interest-bearing	Unsecured	—	4,091
	Advances and other noncurrent assets – net of current portion (Note 10)	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non-interest-bearing	Unsecured	—	11,461
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Interest-bearing financial liabilities (Note 20)	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024	Unsecured	2,628	2,498
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 23)	1st month of each quarter; non-interest-bearing	Unsecured	84	33
NTT Communications	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	20	9
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	3	6
NTT DOCOMO	Accrued expenses and other current liabilities (Note 23)	30 days upon receipt of invoice; non-interest-bearing	Unsecured	12	11

JGSHI and Subsidiaries	Accounts payable and accrued expenses and other current liabilities (Notes 22 and 23)	Immediately upon receipt of invoice	Unsecured	13	11
Malayan Insurance Co., Inc. or Malayan	Prepayments (Note 18)	Immediately upon receipt of invoice	Unsecured	19	66
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	6	11
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 18)	Immediately upon receipt of invoice	Unsecured	—	12
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	5	15
Others:
TV5 Network, Inc., or TV5	Prepayments (Note 18)	—	Unsecured	—	277
Cignal Cable Corporation, or Cignal Cable (formerly Dakila Cable TV Corp.)	Prepayments (Note 18)	—	Unsecured	169	—
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of invoice	Unsecured	—	125
Various	Trade and other receivables (Note 16)	30 days upon receipt of invoice	Unsecured	2,094	1,867
	Accounts payable (Note 22)	Immediately upon receipt of billing	Unsecured	684	365
	Accrued expenses and other current liabilities (Note 23)	Immediately upon receipt of billing	Unsecured	9	35

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2018, 2017 and 2016 in relation with the table above.

	Classifications	2018	2017	2016
			(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,771	2,397	2,401
	Rent	583	298	272
MIESCOR	Repairs and maintenance	33	117	144
	Construction-in-progress	33	81	67
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Financing costs	100	56	9
NTT World Engineering Marine Corporation	Repairs and maintenance	17	47	18
NTT Communications	Professional and other contracted services	95	88	77
	Rent	5	4	7
NTT Worldwide Telecommunications Corporation	Selling and promotions	5	8	10
NTT DOCOMO	Professional and other contracted services	96	94	95
JGSHI and Subsidiaries	Rent	236	118	125
	Repairs and maintenance	111	69	57
	Communication, training and travel	20	2	2
	Miscellaneous expenses	7	—	—
Malayan	Insurance and security services	182	179	242
Gotuaco	Insurance and security services	163	126	156
Asia Link B.V., or ALBV	Professional and other contracted services	34	190	183
First Pacific Investment Management Limited, or FPIML	Professional and other contracted services	135	—	—
Others:
TV5	Selling and promotions	409	149	126
Cignal Cable	Cost of services	372	514	116
Various	Revenues	2,355	2,059	781
	Expenses	1,935	1,223	1,113

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Short-term employee benefits	401	325	527
Share-based payments (Note 25)	83	—	—
Post-employment benefits (Note 25)	30	27	50
Total compensation paid to key officers of the PLDT Group	514	352	577